Patents Sales Transactions (DETAILS) (USD $)	Jun. 30, 2012
Non-refundable initial royalty payment made	$ 200,000
Patents purchased	190,000
Support services	10,000
Share of royalties payable	30.00%
Increase in the limit of initial payment	$ 100,000